UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10491

Nuveen Real Estate Income Fund

(Exact name of registrant as specified in charter)

    333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Gifford R. Zimmerman—Vice President and Secretary

    333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:     312-917-7700

Date of fiscal year end:       December 31

Date of reporting period:  September 30, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

JRS

Nuveen Real Estate Income Fund
Portfolio of Investments	September 30, 2017 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 144.0% (98.4% of Total Investments)

	REAL ESTATE INVESTMENT TRUST COMMON STOCKS – 88.5% (60.5% of Total Investments)

	Diversified – 2.4% (1.7% of Total Investments)

191,775	Liberty Property Trust	$7,874,281

	Health Care – 8.4% (5.7% of Total Investments)

267,325	HCP, Inc.	7,439,655
215,504	Senior Housing Properties Trust	4,213,103
64,100	Ventas Inc.	4,174,833
160,024	Welltower Inc., (2)	11,246,487
	Total Health Care	27,074,078

	Industrial – 6.2% (4.2% of Total Investments)

316,528	Prologis Inc., (2)	20,086,867

	Hotels, Restaurants & Leisure – 4.7% (3.2% of Total Investments)

387,350	Host Hotels & Resorts Inc.	7,162,102
90,225	LaSalle Hotel Properties	2,618,329
69,694	Park Hotels & Resorts, Inc.	1,920,767
98,525	Pebblebrook Hotel Trust	3,560,694
	Total Hotels, Restaurants & Leisure	15,261,892

	Office – 11.2% (7.7% of Total Investments)

68,125	Alexandria Real Estate Equities Inc.	8,104,831
63,050	Boston Properties, Inc.	7,747,584
159,525	Douglas Emmett Inc.	6,288,476
169,275	Hudson Pacific Properties Inc.	5,675,791
110,685	Vornado Realty Trust, (2)	8,509,463
	Total Office	36,326,145

	Residential – 15.9% (10.9% of Total Investments)

251,975	American Homes 4 Rents, Class A	5,470,377
173,475	Apartment Investment & Management Company, Class A, (2)	7,608,613
77,088	AvalonBay Communities, Inc.	13,754,041
187,920	Equity Residential	12,389,566
28,888	Essex Property Trust Inc.	7,338,419
130,425	UDR Inc.	4,960,063
	Total Residential	51,521,079

	Retail – 20.0% (13.7% of Total Investments)

528,100	DDR Corp.	4,837,396
30,500	Federal Realty Investment Trust	3,788,405
190,675	Kimco Realty Corporation	3,727,696
149,700	Kite Realty Group Trust	3,031,425
167,327	Macerich Company, (2)	9,197,965
81,660	Regency Centers Corporation	5,066,186
136,424	Simon Property Group, Inc., (2)	21,965,628
64,950	Taubman Centers Inc.	3,228,015
318,200	Weingarten Realty Trust, (2)	10,099,668
	Total Retail	64,942,384

	Specialized – 19.7% (13.4% of Total Investments)

54,125	Coresite Realty Corporation	6,056,588
224,175	CubeSmart	5,819,583
56,800	CyrusOne Inc.	3,347,224
36,350	Digital Realty Trust Inc.	4,301,295

NUVEEN	1

JRS	Nuveen Real Estate Income Fund
	Portfolio of Investments (continued)	September 30, 2017 (Unaudited)

Shares	Description (1)			Value

	Specialized (continued)

28,750	Equinix Inc., (2)			$12,831,125
96,625	Extra Space Storage Inc., (2)			7,722,270
153,750	Life Storage, Inc., (3)			12,578,287
52,062	Public Storage, Inc., (2)			11,140,747
	Total Specialized			63,797,119
	Total Real Estate Investment Trust Common Stocks (cost $225,663,049)			286,883,845

Shares	Description (1)	Coupon	Ratings (4)	Value

	REAL ESTATE INVESTMENT TRUST PREFERRED STOCKS – 55.5% (37.9% of Total Investments)

	Diversified – 5.2% (3.6% of Total Investments)

138,725	PS Business Parks, Inc.	6.000%	BBB	$3,490,321
189,975	PS Business Parks, Inc.	5.750%	BBB	4,777,871
340,625	VEREIT, Inc.	6.700%	BB	8,764,281
	Total Diversified			17,032,473

	Health Care – 1.2% (0.8% of Total Investments)

132,275	Sabra Health Care Real Estate Investment Trust	7.125%	Ba2	3,392,854
17,450	Senior Housing Properties Trust	6.250%	BBB–	473,244
	Total Health Care			3,866,098

	Hotels, Restaurants & Leisure – 2.1% (1.4% of Total Investments)

79,476	Ashford Hospitality Trust Inc.	8.450%	N/R	2,014,717
179,450	Sunstone Hotel Investors Inc.	6.950%	N/R	4,863,095
	Total Hotels, Restaurants & Leisure			6,877,812

	Industrial – 0.9% (0.6% of Total Investments)

104,000	Monmouth Real Estate Investment Corp	6.125%	N/R	2,618,720
7,000	Rexford Industrial Realty Inc.	5.875%	BB	178,850
	Total Industrial			2,797,570

	Office – 12.5% (8.5% of Total Investments)

12,359	Highwoods Properties, Inc., Series A, (5)	8.625%	Baa3	15,576,202
240,575	SL Green Realty Corporation	6.500%	Ba1	6,086,547
292,675	Vornado Realty Trust	6.625%	BBB–	7,471,993
134,500	Vornado Realty Trust	6.625%	BBB–	3,431,095
311,850	Vornado Realty Trust, (2)	5.700%	BBB–	7,852,383
	Total Office			40,418,220

	Residential – 6.1% (4.2% of Total Investments)

265,950	American Homes 4 Rent	6.500%	N/R	7,340,220
409,075	Apartment Investment & Management Company	6.875%	BB	10,815,943
17,080	Mid-America Apartment Communities Inc.	8.500%	BBB–	1,118,740
26,175	Sun Communities Inc.	7.125%	N/R	660,919
	Total Residential			19,935,822

	Retail – 24.7% (16.9% of Total Investments)

142,050	CBL & Associates Properties Inc.	7.375%	BB	3,471,702
301,850	DDR Corporation	6.500%	Baa3	7,564,361
168,875	DDR Corporation	6.375%	BB	4,399,194
101,850	DDR Corporation	6.250%	Baa3	2,576,805
539,775	GGP, Inc., (2)	6.375%	N/R	13,861,422
17,650	Kimco Realty Corporation,	5.625%	Baa2	448,663
180,000	Penn Real Estate Investment Trust	7.200%	N/R	4,678,200
42,950	Penn Real Estate Investment Trust	7.375%	N/R	1,084,487
35,150	Retail Properties of America	7.000%	BB	896,325
361,325	Saul Centers, Inc.	6.875%	N/R	9,275,213
3,169	Simon Property Group, Inc.	8.375%	BBB+	237,802
503,650	Taubman Centers Incorporated, Series K, (2)	6.250%	N/R	12,626,505

2	NUVEEN

Shares	Description (1)	Coupon		Ratings (4)	Value

	Retail (continued)

298,075	Taubman Centers Incorporated., Series J	6.500%		N/R	$7,499,567
121,775	Urstadt Biddle Properties	7.125%		N/R	3,089,432
156,725	Urstadt Biddle Properties	6.750%		N/R	4,092,090
98,900	Urstadt Biddle Properties	6.250%		N/R	2,555,576
75,925	Washington Prime Group, Inc.	6.875%		Ba1	1,904,199
	Total Retail				80,261,543

	Specialized – 2.8% (1.9% of Total Investments)

49,200	Digital Realty Trust Inc.	7.375%		Baa3	1,334,304
10,000	Digital Realty Trust Inc.	5.250%		Baa3	250,800
267,563	Public Storage, Inc.	6.375%		A3	7,210,823
6,025	Public Storage, Inc.	5.875%		A3	161,229
	Total Specialized				8,957,156
	Total Real Estate Investment Trust Preferred Stocks (cost $173,099,145)				180,146,694
	Total Long-Term Investments (cost $398,762,194)				467,030,539

Principal Amount (000)	Description (1)	Coupon	Maturity		Value

	SHORT-TERM INVESTMENTS – 2.4% (1.6% of Total Investments)

	REPURCHASE AGREEMENTS – 2.4% (1.6% of Total Investments)

$7,691	Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/29/17, repurchase price $7,690,634, collateralized by $7,860,000 U.S. Treasury Notes, 2.250%, due 2/15/27, value $7,846,394	0.120%	10/02/17		$7,690,557
	Total Short-Term Investments (cost $7,690,557)				7,690,557
	Total Investments (cost $406,452,751) – 146.4%				474,721,096
	Borrowings – (44.8)% (6), (7)				(145,300,000)
	Other Assets Less Liabilities – (1.6)% (8)				(5,032,263)
	Net Assets Applicable to Common Shares – 100%				$324,388,833

Investments in Derivatives as of September 30, 2017

Interest Rate Swaps – OTC Uncleared

Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Effective Date (9)	Optional Maturity Date	Maturity Date	Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
JPMorgan Chase Bank, N.A.	$35,761,000	Receive	1-Month USD-LIBOR	1.462%	Monthly	12/01/17	12/01/18	12/01/20	$(15,495)	$502,206	$(517,702)
Morgan Stanley Capital Services LLC	72,400,000	Receive	1-Month USD-LIBOR	1.994%	Monthly	6/01/18	7/01/25	7/01/27	120,634	—	120,634
Total	$108,161,000								$105,139	$502,206	$(397,068)

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

NUVEEN	3

JRS	Nuveen Real Estate Income Fund
	Portfolio of Investments (continued)	September 30, 2017 (Unaudited)

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Real Estate Investment Trust Common Stocks	$286,883,845	$—	$—	$286,883,845
Real Estate Investment Trust Preferred Stocks	164,570,492	15,576,202	—	180,146,694

Short-Term Investments:
Repurchase Agreements	—	7,690,557	—	7,690,557

Investments in Derivatives:
Interest Rate Swaps*	—	(397,068)	—	(397,068)
Total	$451,454,337	$22,869,691	$—	$474,324,028
*	Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

The tables below present the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, as determined on a federal income tax basis, as of September 30, 2017.

For purposes of this disclosure, derivative tax cost is generally the sum of any upfront fees or premiums exchanged and any amounts unrealized for income statement reporting but realized in income and/or capital gains for tax reporting. If a particular derivative category does not disclose any tax unrealized appreciation or depreciation, the change in value of those derivatives have generally been fully realized for tax purposes.

Tax cost of Investments	$413,863,502
Gross unrealized:
Appreciation	$75,810,598
Depreciation	(14,953,004)
Net unrealized appreciation (depreciation) of investments	$60,857,594

Tax cost of swaps	$502,206
Net unrealized appreciation (depreciation) of swaps	$(397,068)

4	NUVEEN

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.

(2)	Investment, or portion of investment, is hypothecated. The total value of investments hypothecated as of end of the reporting was $136,537,249.

(3)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.

(4)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(5)	For fair value measurement disclosure purposes, investment classified as Level 2.

(6)	Borrowings as a percentage of Total Investments is 30.6%.

(7)	The Fund may pledge up to 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for Borrowings. As of the end of the reporting period investments with a value of $352,327,429 have been pledged as collateral for borrowings.

(8)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC cleared and exchange-traded derivatives, when applicable.

(9)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each contract.

USD-LIBOR	United States Dollar – London Inter-Bank Offered Rate

NUVEEN	5

Item 2. Controls and Procedures.

a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Real Estate Income Fund

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Vice President and Secretary

Date: November 29, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Cedric H. Antosiewicz
Cedric H. Antosiewicz
Chief Administrative Officer (principal executive officer)

Date: November 29, 2017

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: November 29, 2017